Provisions - Other provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	€ 446	€ 429
Other long-term employee benefits
Disclosure of other provisions [line items]
Other provisions	80	77
Self-insurance
Disclosure of other provisions [line items]
Other provisions	60	63
Non-income taxes / social security
Disclosure of other provisions [line items]
Other provisions	48	51
Rights of return
Disclosure of other provisions [line items]
Other provisions	44	39
Decommissioning costs
Disclosure of other provisions [line items]
Other provisions	37	34
Onerous contracts
Disclosure of other provisions [line items]
Other provisions	66	76
Remaining
Disclosure of other provisions [line items]
Other provisions	€ 111	€ 89